Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Management Services: Pursuant to a ship management agreement between each of the vessel owning companies and Danaos Shipping Company Limited (the “Manager”), the Manager acts as the fleet’s technical manager responsible for (i) recruiting qualified officers and crews, (ii) managing day to day vessel operations and relationships with charterers, (iii) purchasing of stores, supplies and new equipment for the vessels, (iv) performing general vessel maintenance, reconditioning and repair, including commissioning and supervision of shipyards and subcontractors of drydock facilities required for such work, (v) ensuring regulatory and classification society compliance, (vi) performing operational budgeting and evaluation, (vii) arranging financing for vessels, (viii) providing accounting, treasury and finance services and (ix) providing information technology software and hardware in the support of the Company’s processes. The Company’s largest shareholder controls the Manager.

On August 10, 2018, the term of the Company’s management agreement with the Manager was extended until December 31, 2024. Pursuant to the management agreement, the management fees are as follows for the years presented in the Consolidated Statements of Income: i) a daily management fee of $850, ii) a daily vessel management fee of $425 for vessels on bareboat charter and iii) a daily vessel management fee of $850 for vessels on time charter. Additionally, a fee of 1.25% on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet, a fee of 0.5% based on the contract price of any vessel bought and sold by the Manager on the Company’s behalf and a supervision fee of $725 thousand per vessel under construction are due to the Manager over the construction period starting from steel cutting.

Management fees in 2023 amounted to approximately $21.5 million (2022: $21.9 million, 2021: $19.9 million), which are presented under “General and administrative expenses” in the Consolidated Statements of Income. Commissions to the Manager in 2023 amounted to approximately $11.7 million (2022: $14.6 million, 2021: $10.4 million), which are presented under “Voyage expenses” in the Consolidated Statements of Income. Commission of 0.5% on the contract price of the vessels sold in 2023 and 2022 amounted to $25.6 thousand and $650.0 thousand, respectively, presented under “Gain on sale of vessels”. Commissions on the contract price of the newly acquired vessels totaling $0.7 million, nil and $1.3 million were capitalized to the cost of newly acquired vessels in the years ended December 31, 2023, 2022 and 2021, respectively. Additionally, supervision fees for vessels under construction totaling $3.0 million and nil were charged by the Manager and capitalized to vessels under construction in the years ended December 31, 2023 and 2022, respectively.

11. Related Party Transactions (Continued)

On November 10, 2023, the Company entered into an amended and restated management agreement with the Manager, extending the term from December 31, 2024 to December 31, 2025. Under this agreement, the Company will pay to the Manager the following fees: (i) an annual management fee of $2.0 million, commencing in 2024, and 100,000 shares of the Company’s common stock, payable annually commencing in the fourth quarter of 2023, (ii) a daily vessel management fee of $475 for vessels on bareboat charter, pro-rated for the number of calendar days the Company owns each vessel, commencing on January 1, 2024, (iii) a daily vessel management fee of $950 for vessels on time charter and voyage charter, pro-rated for the number of calendar days the Company owns each vessel, (iv) a fee of 1.25% on all freight, charter hire, ballast bonus and demurrage for each vessel, commencing in 2024, (v) a fee of 1.0% based on the contract price of any vessel bought or sold by it on our behalf, including newbuilding contracts, and (vi) a flat fee of $850 thousand per newbuilding vessel, which is capitalized to the newbuilding cost, for the on premises supervision of any newbuilding contracts by selected engineers and others of its staff.

The Company pays advances on account of the vessels’ operating expenses. These prepaid amounts are presented in the Consolidated Balance Sheets under “Due from related parties” totaling $51.4 million and $34.0 million as of December 31, 2023 and 2022, respectively. On July 1, 2021, the Company exercised its option to acquire the remaining 51% equity interest in Gemini from Virage International Ltd., a company controlled by the Company’s largest shareholder, for $86.7 million, which was fully paid by November 1, 2021 (refer to Note 3 “Investments in Affiliates”).

The Company employs its executive officers. The executive officers received an aggregate of $2.2 million (€2.0 million), $2.1 million (€2.0 million) and $2.1 million (€1.8 million) for the years ended December 31, 2023, 2022 and 2021, respectively. Prior service costs related to a defined benefit plan of $14.2 million were recognized in the other comprehensive income in the year ended December 31, 2022. Advances related to this plan amounting to $7.8 million were exercised in the period ended December 31, 2022 (refer to Note 19 “Executive Retirement Plan”), out of which $6.8 million remain unpaid and are presented under “Other current liabilities” as of December 31, 2022. These advances were paid in 2023 and nil is outstanding as of December 31, 2023. Additionally, an amount of nil and $0.1 million was due to executive officers and is presented under “Accounts payable” in the Consolidated Balance Sheets as of December 31, 2023 and December 31, 2022, respectively. The Company recognized non-cash share-based compensation expense in respect of awards to executive officers of $6.3 million, $5.4 million and $11.8 million in the years ended December 31, 2023, 2022, and 2021, respectively.

Dr. John Coustas, the Chief Executive Officer of the Company, is a member of the Board of Directors of The Swedish Club, the primary provider of insurance for the Company, including a substantial portion of its hull & machinery, war risk and protection and indemnity insurance. During the years ended December 31, 2023, 2022 and 2021 the Company paid premiums to The Swedish Club of $8.7 million, $6.6 million and $5.2 million, respectively, which are presented under “Vessel operating expenses” in the Consolidated Statements of Income. As of December 31, 2023 and 2022, the Company had payable balance to The Swedish Club amounting to nil and $1.0 million, respectively.